Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(3) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(3) ($)	Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)	Net Loss(5) ($)	Revenue(6) ($)
2022	15,277,073	22,207,540	5,333,659	6,659,604	131	124	(55,010,000)	138,638,000
2021	3,315,913	(1,634,263)	2,301,706	(61,260)	106	153	(49,811,000)	101,475,000
2020	2,157,780	11,624,424	2,203,657	4,396,738	156	123	(47,365,000)	75,227,000

_________________

(1)Our PEO for each of 2022, 2021 and 2020 was Ms. Rogers.

(2)Our non-PEO Named Executive Officers for 2022 were Mr. Buchanan, Mr. Davis, Mr. Klemz (effective August 15, 2022) and Mr. Ruedy, and for

2021 and 2020 were Mr. Buchanan, Mr. Davis and Mr. Ruedy.

(3)The amounts reported as compensation actually paid was computed in accordance with the Pay versus Performance rules under Item 402(v) of Regulation S-K, as described in more detail below. The dollar amounts do not reflect the actual amount of compensation earned or paid to our PEO or non-PEO Named Executive Officers during the applicable year.

(4)Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on December 31, 2019 and reinvesting all dividends until the last day of each reported fiscal year. The total shareholder return of our peer group is based on the NASDAQ US Benchmark Medical Equipment Index, as used in the Company’s performance graph in our annual report.

(5)The dollar amounts reported are the Company’s net loss reflected in the Company’s audited financial statements.

(6)Our company-selected measure is Revenue, which is a GAAP measure. The dollar amounts reported are reflected in our audited financial statements.

PEO Total Compensation Amount	$ 15,277,073	$ 3,315,913	$ 2,157,780
PEO Actually Paid Compensation Amount	22,207,540	(1,634,263)	11,624,424
Non-PEO NEO Average Total Compensation Amount	5,333,659	2,301,706	2,203,657
Non-PEO NEO Average Compensation Actually Paid Amount	6,659,604	(61,260)	4,396,738
Total Shareholder Return Amount	131	106	156
Peer Group Total Shareholder Return Amount	124	153	123
Net Income (Loss)	$ (55,010,000)	$ (49,811,000)	$ (47,365,000)
Company Selected Measure Amount	138,638,000	101,475,000	75,227,000
Company Selected Measure Name	Revenue
PEO Name	Ms. Rogers
Adjustment To PEO Compensation, Footnote [Text Block]

	2022		2021		2020
Compensation Actually Paid Calculation Reconciliation	PEO Amount ($)	Average Non-PEO Named Executive Officers Amount ($)	PEO Amount ($)	Average Non-PEO Named Executive Officers Amount ($)	PEO Amount ($)	Average Non-PEO Named Executive Officers Amount ($)
Summary Compensation Table Total	15,277,073	5,333,659	3,315,913	2,301,706	2,157,780	2,203,657
Deduction for "Stock Awards" and "Option Awards" amounts reported in the Summary Compensation Table	(14,110,692)	(4,677,208)	(2,328,629)	(1,629,315)	(1,660,655)	(1,603,546)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	1,129,846	161,455	213,631	88,365	473,269	169,781
Year End Fair Value of Equity Awards Granted During the Year That are Outstanding and Unvested at Fiscal Year End	18,889,848	5,447,237	1,574,220	668,705	3,778,600	1,806,424
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	1,076,522	388,483	(2,816,101)	(898,695)	5,648,095	1,584,081
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(55,057)	5,978	(1,593,297)	(592,025)	1,227,335	236,341
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—	—	—	—
Compensation Actually Paid	22,207,540	6,659,604	(1,634,263)	(61,260)	11,624,424	4,396,738

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022		2021		2020
Compensation Actually Paid Calculation Reconciliation	PEO Amount ($)	Average Non-PEO Named Executive Officers Amount ($)	PEO Amount ($)	Average Non-PEO Named Executive Officers Amount ($)	PEO Amount ($)	Average Non-PEO Named Executive Officers Amount ($)
Summary Compensation Table Total	15,277,073	5,333,659	3,315,913	2,301,706	2,157,780	2,203,657
Deduction for "Stock Awards" and "Option Awards" amounts reported in the Summary Compensation Table	(14,110,692)	(4,677,208)	(2,328,629)	(1,629,315)	(1,660,655)	(1,603,546)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	1,129,846	161,455	213,631	88,365	473,269	169,781
Year End Fair Value of Equity Awards Granted During the Year That are Outstanding and Unvested at Fiscal Year End	18,889,848	5,447,237	1,574,220	668,705	3,778,600	1,806,424
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	1,076,522	388,483	(2,816,101)	(898,695)	5,648,095	1,584,081
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(55,057)	5,978	(1,593,297)	(592,025)	1,227,335	236,341
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—	—	—	—
Compensation Actually Paid	22,207,540	6,659,604	(1,634,263)	(61,260)	11,624,424	4,396,738

Named Executive Officers, Footnote [Text Block]	Our PEO for each of 2022, 2021 and 2020 was Ms. Rogers.

(2)Our non-PEO Named Executive Officers for 2022 were Mr. Buchanan, Mr. Davis, Mr. Klemz (effective August 15, 2022) and Mr. Ruedy, and for

2021 and 2020 were Mr. Buchanan, Mr. Davis and Mr. Ruedy.

Peer Group Issuers, Footnote [Text Block]	Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on December 31, 2019 and reinvesting all dividends until the last day of each reported fiscal year. The total shareholder return of our peer group is based on the NASDAQ US Benchmark Medical Equipment Index, as used in the Company’s performance graph in our annual report.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	PEO and Average Non-PEO NEO Compensation Actually Paid versus TSR (12/31/2019 Indexed to $100)
Compensation Actually Paid vs. Net Income [Text Block]	PEO and Average Non-PEO NEO Compensation Actually Paid Versus Net Loss .
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures
Revenue
Gross Margin
Operating Expense

Deduction For "Stock Awards" And "Option Awards" Amounts Reported In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ (14,110,692)	$ (2,328,629)	$ (1,660,655)
PEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	1,129,846	213,631	473,269
PEO [Member] | Year End Fair Value Of Equity Awards Granted During The Year That Are Outstanding And Unvested At Fiscal Year End [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	18,889,848	1,574,220	3,778,600
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	1,076,522	(2,816,101)	5,648,095
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(55,057)	(1,593,297)	1,227,335
Non-PEO NEO [Member] | Deduction For "Stock Awards" And "Option Awards" Amounts Reported In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(4,677,208)	(1,629,315)	(1,603,546)
Non-PEO NEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	161,455	88,365	169,781
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted During The Year That Are Outstanding And Unvested At Fiscal Year End [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	5,447,237	668,705	1,806,424
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	388,483	(898,695)	1,584,081
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ 5,978	$ (592,025)	$ 236,341